Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.66%
Corporate Revenue Bonds - 14.38%
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT)•	3,000,000	$3,083,910
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,431,540
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,293,934
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	2,275,000	2,289,924
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Series A-1 5.00% 6/1/35	2,000,000	2,304,680
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	1,001,708
(Capital Appreciation Asset-Backed)
Series A 1.548% 6/1/47 ^	5,885,000	986,915
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,355,247
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1
4.00% 12/1/49 •	5,000,000	5,484,050
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,104,647
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 •	6,000,000	6,193,620
Maryland Economic Development Corporation Pollution
Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,815,208
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	810,016
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,236,491
Nassau County, New York Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	125,000	120,564
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	2,169,493
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	1,965,000	2,101,450

NQ- 037 [5/19] 7/19 (891111) 1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	$4,487,756
New York Transportation Development Special Facilities
Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,531,030
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,850,000	4,862,935
5.00% 12/1/37	2,500,000	3,238,500
5.25% 12/1/24	3,050,000	3,534,737
Southeast Alabama Gas Supply District
(Project No.1) Series A 4.00% 4/1/49 •	1,105,000	1,195,466
TSASC, New York
Series A 5.00% 6/1/30	475,000	553,332
Series A 5.00% 6/1/31	475,000	549,162
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)•	975,000	1,083,235
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C
2.419% 6/1/47 ^	29,400,000	3,083,766
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,198,521
		76,101,837
Education Revenue Bonds - 5.56%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	1,615,335
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,232,580
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,480,080
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,573,232
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	462,140
Series A 5.00% 2/15/31	365,000	417,972
Series A 5.00% 2/15/37	430,000	483,092

2 NQ- 037 [5/19] 7/19 (891111)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Kent County, Delaware
(Delaware State University Project) Series A
5.00% 7/1/40	310,000	$347,247
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	596,081
Series A 5.00% 4/1/31	1,090,000	1,243,516
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,193,281
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,057,806
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,486,696
Pennsylvania Higher Educational Facilities Authority
Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	329,983
Phoenix, Arizona Industrial Development Authority Housing
Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/30	350,000	414,932
Series A 5.00% 7/1/32	235,000	274,760
Pima County, Arizona Industrial Development Authority
Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	763,059
144A 5.00% 6/15/52 #	640,000	654,598
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(High Point Academy Project) Series A 144A
5.75% 6/15/39 #	1,245,000	1,389,731
Texas A&M University Revenue Financing System
Series E 5.00% 5/15/26	2,500,000	3,071,975
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,330,167
		29,418,263
Electric Revenue Bonds - 2.70%
Long Island, New York Power Authority
5.00% 9/1/33	250,000	304,840
5.00% 9/1/35	1,000,000	1,208,760

NQ- 037 [5/19] 7/19 (891111) 3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	$1,792,080
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,685,520
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,284,650
		14,275,850
Healthcare Revenue Bonds - 8.98%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B
5.25% 1/1/37	970,000	1,007,937
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,738,000
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	2,205,000	2,238,031
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,282,481
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	299,796
Series A 144A 5.00% 12/1/41 #	1,685,000	1,867,823
Series A 5.25% 12/1/34	2,790,000	3,122,010
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,635,167
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,119,020
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,785,518
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	531,205
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	468,230
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	477,682
5.00% 7/1/32	440,000	475,772
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,895,467

4 NQ- 037 [5/19] 7/19 (891111)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	$3,604,920
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,553,895
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,367,980
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,632,784
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,170,450
144A 5.00% 12/1/32 #	1,100,000	1,283,744
144A 5.00% 12/1/33 #	1,000,000	1,163,430
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	2,087,605
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,158,220
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	548,080
		47,515,247
Lease Revenue Bonds - 4.84%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	410,000	442,271
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,501,360
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,065,244
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,719,977
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,337,200
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,792,006
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,119,020

NQ- 037 [5/19] 7/19 (891111) 5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
5.00% 1/15/28	750,000	$954,503
5.00% 1/15/29	3,100,000	3,911,704
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.00% 10/1/23 (AMT)#	1,745,000	1,784,786
		25,628,071
Local General Obligation Bonds - 8.14%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,444,074
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	698,496
Series A 5.50% 1/1/35	1,980,000	2,289,414
Series C 5.00% 1/1/26	1,280,000	1,434,227
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	911,402
5.00% 4/1/36	320,000	353,053
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,428,078
Series C 5.00% 12/1/34	2,160,000	2,393,302
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,144,846
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,303,140
New York City, New York
Series A-1 5.00% 8/1/19	5,000	5,014
Series B-1 4.00% 10/1/41	500,000	551,325
Series E 5.00% 8/1/23	3,685,000	4,220,504
Subseries D-1 4.00% 12/1/42	4,300,000	4,785,642
Subseries D-1 5.00% 10/1/30	4,000,000	4,317,400
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,784,960
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,008,768
		43,073,645
Pre-Refunded/Escrowed to Maturity Bonds - 4.89%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,906

6 NQ- 037 [5/19] 7/19 (891111)

	(Unaudited)

		Principal amount°	Value (US $)
	Municipal Bonds (continued)
	Pre-Refunded/Escrowed to Maturity Bonds (continued)
	Clifton, Texas Higher Education Finance Corporation
	Revenue
	(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	$1,172,237
	Maryland State Economic Development Corporation
	Revenue
	(Transportation Facilities Project) Series A
	5.375% 6/1/25-20§	2,535,000	2,633,130
	New York State Dormitory Authority Revenue
	(North Shore Long Island Jewish Health System)
	Series A 5.00% 5/1/23-21§	4,000,000	4,277,240
	Pennsylvania Higher Educational Facilities Authority
	Revenue
	(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,330,940
	San Francisco, California City & County Airports
	Commission
	Series D 5.00% 5/1/25-21§	570,000	610,630
	San Francisco, California City & County Public Utilities
	Commission Water Revenue
	Subseries A 5.00% 11/1/27-21§	5,000,000	5,453,400
	Southwestern Illinois Development Authority
	(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,707,212
	Virginia Commonwealth Transportation Board
(Gans	-Garvee) 5.00% 3/15/24-23§	3,250,000	3,679,293
			25,881,988
	Special Tax Revenue Bonds - 11.64%
	Allentown, Pennsylvania Neighborhood Improvement Zone
	Development Authority Tax Revenue
	(City Center Project)
	144A 5.00% 5/1/28 #	750,000	865,845
	144A 5.00% 5/1/33 #	650,000	740,051
	Celebration Pointe, Florida Community Development
	District
	4.75% 5/1/24	485,000	502,140
	5.00% 5/1/34	880,000	903,047
	Connecticut State Transportation Infrastructure
	Series B 5.00% 10/1/30	3,375,000	4,163,366
	Dallas, Texas Convention Center Hotel Development
	Revenue
	Series A 5.00% 1/1/24	3,420,000	3,427,934
	Series A 5.25% 1/1/23	5,375,000	5,388,706
	Ernest N Morail-New Orleans, Louisiana Exhibition Hall
	Authority Special Tax Revenue
	5.00% 7/15/26	2,330,000	2,555,288

NQ- 037 [5/19] 7/19 (891111) 7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	$2,068,711
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	421,652
Series B 144A 5.00% 2/1/40 #	200,000	214,958
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,958,665
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,953,017
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,904,087
5.00% 6/15/23	1,250,000	1,356,300
(School Facilities Construction) Series AA
5.50% 12/15/29	1,480,000	1,481,820
New York City, New York Transitional Finance Authority
Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,679,520
New York City, New York Transitional Finance Authority
Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,313,258
Subseries C 5.00% 11/1/27	4,150,000	4,835,082
Subseries E-1 5.00% 2/1/26	4,020,000	4,394,423
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	1,203,869
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.55% 7/1/40	5,765,000	5,741,594
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	915,000	915,357
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,460,000	1,579,165
		61,567,855
State General Obligation Bonds - 18.63%
California State
5.00% 8/1/26	3,120,000	3,875,882
5.00% 9/1/30	1,715,000	2,095,559
Series C 5.00% 9/1/30	5,985,000	7,165,421

8 NQ- 037 [5/19] 7/19 (891111)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purposes)
5.00% 8/1/28	3,000,000	$3,871,410
5.00% 4/1/32	1,410,000	1,913,497
5.00% 9/1/32	4,100,000	4,972,808
5.25% 9/1/28	7,750,000	8,407,510
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,307,875
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,077,375
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,429,942
Georgia State
Series A 5.00% 7/1/26	5,000,000	6,180,550
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,445,818
Illinois State
4.00% 2/1/24	1,220,000	1,284,794
5.00% 1/1/29	2,000,000	2,240,380
5.00% 3/1/36	960,000	1,003,805
5.00% 11/1/36	1,965,000	2,159,103
Series C 5.00% 11/1/29	3,400,000	3,890,042
Minnesota State
(Various Purposes) Series F 5.00% 10/1/22	5,000,000	5,581,500
New York State
Series A 5.00% 2/15/28	5,000,000	5,300,200
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,400,800
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,552,320
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29	3,000,000	3,453,180
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,494,520
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,478,890
		98,583,181
Transportation Revenue Bonds - 15.75%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,124,200
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,026,560

NQ- 037 [5/19] 7/19 (891111) 9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	$2,149,621
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,151,470
Series B 5.00% 1/1/33	1,520,000	1,745,674
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,053,450
Series B 5.00% 1/1/37	3,000,000	3,642,600
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,194,720
Houston, Texas Airports Commission Revenue
Series B 5.00% 7/1/25	1,000,000	1,071,450
Series B 5.00% 7/1/26	3,000,000	3,212,430
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,401,892
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,123,770
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,291,877
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,283,322
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,558,696
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,109,042
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien Airport) Series A 5.00% 7/1/33	3,355,000	3,934,375
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,988,850
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,663,955
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	609,990
Series B 5.00% 7/1/32	600,000	729,162
Series B 5.00% 7/1/33	1,000,000	1,211,890
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,531,973
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	248,422
Series B 5.00% 1/1/33 (AMT)	315,000	362,861
Series B 5.00% 1/1/34 (AMT)	430,000	493,683

10 NQ- 037 [5/19] 7/19 (891111)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/35 (AMT)	430,000	$491,976
Series B 5.00% 1/1/36 (AMT)	430,000	490,458
Series B 5.00% 1/1/37 (AMT)	430,000	488,889
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	3,792,928
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,850,185
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,419,975
7.50% 12/31/31	3,765,000	3,894,026
		83,344,372
Water & Sewer Revenue Bonds - 3.15%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,194,329
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,195,310
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	536,225
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,579,570
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,633,652
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,820,085
Series A 5.00% 5/15/33	2,250,000	2,722,793
		16,681,964
Total Municipal Bonds (cost $491,499,146)		522,072,273

Total Value of Securities – 98.66%
(cost $491,499,146)		522,072,273

Receivables and Other Assets Net of Liabilities – 1.34%		7,086,957
Net Assets Applicable to 43,640,911 Shares Outstanding – 100.00%		$529,159,230

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $20,950,046, which represents
3.96% of the Fund’s net assets.

NQ- 037 [5/19] 7/19 (891111) 11

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PSF – Guaranteed by Permanent School Fund
USD – US Dollar

12 NQ- 037 [5/19] 7/19 (891111)

Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.19%
Corporate Revenue Bonds - 13.06%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	7,225,000	$6,963,094
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,476,448
Series A 5.00% 9/1/35	2,160,000	2,733,026
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.375% 1/1/49 (AMT)#•	3,245,000	3,266,287
Series A 144A 6.50% 1/1/49 (AMT)#•	1,805,000	1,816,841
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Series A-1 5.25% 6/1/47	2,000,000	2,013,720
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	9,410,000	1,578,057
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A
7.00% 3/1/39 (AMT)#	5,700,000	5,876,244
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,538,236
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,428,909
Series B 6.50% 11/1/39	5,000,000	7,512,900
Series C 6.50% 11/1/39	1,500,000	2,253,870
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,566,856
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	2,080,000	2,224,435
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	902,823
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,029,280
New York Transportation Development Corporation
Special Facility Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,103,220
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopement Project) Series 2018
4.00% 1/1/36 (AMT)	910,000	970,651
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,618,650

NQ- 011 [5/19] 7/19 (891163) 1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	$2,072,640
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,160,093
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,086,676
Virginia Tobacco Settlement Financing
(Capital Appreciation) Series C 2.419% 6/1/47 ^	31,035,000	3,255,261
		71,448,217
Education Revenue Bonds - 5.31%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,552,169
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,127,502
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,154,130
(Stanford University) Series V-1 5.00% 5/1/49	5,000,000	7,378,600
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	836,171
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,072,600
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	2,057,234
Series A 5.00% 2/15/50	540,000	595,237
Kent County, Delaware
(Delaware State University Project) Series A
5.00% 7/1/53	710,000	786,609
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,440,663
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	3,000,000	3,061,650
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	670,877
144A 5.00% 6/15/52 #	560,000	572,774

2 NQ- 011 [5/19] 7/19 (891163)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of California
Series AZ 5.25% 5/15/58	2,860,000	$3,477,045
University of Michigan
Series A 5.00% 4/1/30	1,000,000	1,288,930
		29,072,191
Electric Revenue Bonds - 5.12%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,921,950
Long Island, New York Power Authority Electric System
Revenue
5.00% 9/1/47	1,605,000	1,899,533
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,135,000	2,508,000
Series CCC 5.25% 7/1/27 ‡	300,000	240,750
Series WW 5.00% 7/1/28 ‡	400,000	320,000
Series XX 5.25% 7/1/40 ‡	2,870,000	2,303,175
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,400,062
(Salt River Project Electric System)
Series A 5.00% 1/1/30	6,000,000	7,541,580
Series A 5.00% 1/1/39	4,000,000	4,864,680
		27,999,730
Healthcare Revenue Bonds - 11.25%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,136,460
Allegheny County, Pennsylvania Hospital Development
Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,800,000	1,925,856
Series A 5.00% 4/1/47	1,800,000	2,085,858
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	2,567,050
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	2,572,900
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	1,070,000	1,178,006
(Second Tier - Great Lakes Senior Living Communities
LLC Project)
Series B 5.00% 1/1/49	400,000	434,188
Series B 5.125% 1/1/54	470,000	513,263

NQ- 011 [5/19] 7/19 (891163) 3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	$3,033,095
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,205,040
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,921,765
California Statewide Communities Development Authority
Revenue
(Loma Linda University Medical Center) Series A 144A
5.50% 12/1/58 #	1,465,000	1,696,162
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,318,521
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,090,025
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,514,263
5.50% 2/15/57	3,000,000	3,406,710
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,701,550
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,244,306
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,318,060
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,622,235
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,432,453
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	463,216
144A 5.00% 12/1/35 #	1,200,000	1,385,556
144A 5.00% 12/1/37 #	800,000	918,392
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,583,037

4 NQ- 011 [5/19] 7/19 (891163)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	$3,114,360
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL)^	1,160,000	1,073,998
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	135,096
Series A 7.50% 6/1/49	610,000	690,288
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A
6.75% 12/1/53 #	3,115,000	3,151,913
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
5.00% 6/1/36 #	540,000	559,316
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,559,761
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,156,540
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,060,160
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	690,000	771,151
		61,540,550
Lease Revenue Bonds - 2.98%
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project
Pipeline) 144A 5.00% 7/1/39 #	1,000,000	1,183,630
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A
5.00% 6/15/57	1,620,000	1,761,718
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	106,523
(State Government Buildings Project) Series A
5.00% 6/15/47	2,250,000	2,524,163
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,428,150

NQ- 011 [5/19] 7/19 (891163) 5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	$2,328,222
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,956,363
		16,288,769
Local General Obligation Bonds - 10.71%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,204,628
Series A 5.50% 1/1/49	1,530,000	1,738,401
Series A 6.00% 1/1/38	595,000	691,313
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,161,877
5.00% 4/1/46	1,085,000	1,186,187
Series G 5.00% 12/1/44	1,000,000	1,087,770
Series H 5.00% 12/1/36	1,395,000	1,536,272
Series H 5.00% 12/1/46	1,775,000	1,927,295
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,061,150
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,420,771
Series A 5.00% 9/1/25	8,000,000	9,699,360
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	5,990,000
Series F-1 5.00% 4/1/45	5,355,000	6,419,895
Subseries D-1 4.00% 12/1/42	1,700,000	1,891,998
Subseries D-1 5.00% 10/1/36	6,500,000	7,003,555
Wake County, North Carolina
Series A 5.00% 3/1/27	3,650,000	4,572,501
		58,592,973
Pre-Refunded/Escrowed to Maturity Bonds - 12.39%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	4,000,000	4,078,640
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,532,428
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	6,000,000	6,192,300

6 NQ- 011 [5/19] 7/19 (891163)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20§	4,440,000	$4,700,584
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,517,485
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,529,080
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,060,450
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,399,342
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A
5.75% 6/1/35-20§	5,075,000	5,290,129
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University)
5.875% 6/1/42-20§	4,225,000	4,411,407
(School Facilities Construction) Series G
5.75% 9/1/23-21§	900,000	965,817
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	15,089,495
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,591,425
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,472,340
		67,830,922
Special Tax Revenue Bonds - 8.89%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,664,065
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	2,066,760
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/50 #	725,000	766,680
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,969,000

NQ- 011 [5/19] 7/19 (891163) 7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	$4,228,392
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,894,484
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,790
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,666,739
Series D-1 5.00% 2/1/26	3,000,000	3,178,620
(Future Tax Secured Fiscal 2014) Series A-1
5.00% 11/1/42	10,000,000	11,275,100
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	2,568,652
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.55% 7/1/40	1,601,000	1,594,500
Series A-1 4.75% 7/1/53	2,500,000	2,417,975
Series A-1 5.00% 7/1/58	1,450,000	1,444,997
Series A-1 5.375% 7/1/46 ^	2,470,000	568,471
Series A-1 5.625% 7/1/51 ^	21,330,000	3,612,022
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL)	330,000	341,378
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,395,187
		48,657,812
State General Obligation Bonds - 12.47%
California State
5.25% 11/1/40	3,795,000	3,992,340
Various Purposes
5.00% 8/1/27	2,500,000	3,090,550
5.00% 3/1/30	5,000,000	5,908,600
5.00% 4/1/32	1,400,000	1,899,926
5.00% 10/1/47	2,145,000	2,501,263
Commonwealth of Massachusetts
Series A 5.25% 1/1/33	3,000,000	3,834,090
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,077,375

8 NQ- 011 [5/19] 7/19 (891163)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series B 5.00% 6/15/35	2,475,000	$2,839,394
Series E 5.00% 9/15/35	2,500,000	3,008,700
Series E 5.00% 9/15/37	2,250,000	2,689,830
Florida State
(Department Of Transportation Right-of-Way Acquisition
and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	2,846,325
Series A 4.00% 7/1/34	3,660,000	4,150,403
Illinois State
5.00% 1/1/29	5,405,000	6,054,627
5.00% 5/1/36	480,000	514,834
5.00% 11/1/36	1,780,000	1,955,828
5.00% 2/1/39	830,000	883,402
Series A 5.00% 4/1/38	785,000	830,153
Series C 5.00% 11/1/29	3,050,000	3,489,597
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,120,150
Series A 5.00% 3/15/28	5,000,000	6,384,050
Texas State
(Transportation Commission Mobility) Series A
5.00% 10/1/33	1,755,000	2,153,420
		68,224,857
Transportation Revenue Bonds - 14.66%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,285,030
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,693,162
Series D 5.25% 1/1/42	2,000,000	2,364,660
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,165,780
5.00% 11/1/36 (AMT)	1,000,000	1,162,540
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,696,875
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,783,000
New York State Thruway Authority
Series L 5.00% 1/1/23	3,000,000	3,381,840
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,751,650
Series A 5.00% 1/1/43	7,000,000	8,279,460

NQ- 011 [5/19] 7/19 (891163) 9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	$5,013,655
Series 8 6.50% 12/1/28	5,500,000	5,741,175
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,971,593
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	508,783
Series B 5.00% 1/1/42 (AMT)	450,000	506,219
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,160,069
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,017,062
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,029,725
7.50% 6/30/33	1,560,000	1,656,907
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,899,082
6.875% 12/31/39	5,500,000	5,659,500
7.00% 12/31/38 (AMT)	1,830,000	2,156,948
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,356,762
		80,241,477
Water & Sewer Revenue Bonds - 1.35%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,676,975
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,373,480
5.00% 8/1/34	2,000,000	2,364,360
		7,414,815
Total Municipal Bonds (cost $501,898,232)		537,312,313

10 NQ- 011 [5/19] 7/19 (891163)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investment – 0.27%
Variable Rate Demand Note - 0.27%¤
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA)
Series C 2.20% 11/1/35	1,500,000	$1,500,000
Total Short-Term Investment (cost $1,500,000)		1,500,000
Total Value of Securities – 98.46%
(cost $503,398,232)		538,812,313

Receivables and Other Assets Net of Liabilities – 1.54%		8,435,715
Net Assets Applicable to 46,906,751 Shares Outstanding – 100.00%		$547,248,028

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $34,529,053, which represents
6.31% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

NQ- 011 [5/19] 7/19 (891163) 11

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

12 NQ- 011 [5/19] 7/19 (891163)